UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2008        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

May 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.9%
Consumer Discretionary - 7.1%
Comcast Corp., Class A	34,600	[2]	$778,500
Expedia, Inc.*	28,200	[2]	683,850
Johnson Controls, Inc.	20,400	[2]	694,824
Lennar Corp.	28,200	[2]	476,016
Macy's, Inc.	20,400		482,868
Nike, Inc.	7,900	[2]	540,123
Snap-On, Inc.	16,200		1,003,104
Tiffany & Co.	10,700	[2]	524,621
V.F. Corp.	12,800		968,960
Walt Disney Co., The	29,500		991,200
Total Consumer Discretionary			7,144,066
Consumer Staples - 6.6%
Altria Group, Inc.	31,900		710,094
Bunge, Ltd.	9,100	[2]	1,086,267
Coca-Cola Co., The	12,800		732,928
CVS Caremark Corp.	26,900		1,151,051
Philip Morris International, Inc.*	31,900		1,679,854
Procter & Gamble Co., The	19,200		1,268,160
Total Consumer Staples			6,628,354
Energy - 15.6%
Anadarko Petroleum Corp.	19,100		1,431,927
Chevron Corp.	22,200		2,201,130
Cimarex Energy Co.	9,300	[2]	633,702
ConocoPhillips Co.	15,100		1,405,810
El Paso Corp.	36,300		709,665
Exxon Mobil Corp.	51,400		4,562,264
Noble Energy, Inc.	8,300		808,835
Occidental Petroleum Corp.	19,200		1,765,056
Patterson-UTI Energy, Inc.	35,400	[2]	1,114,392
Williams Co., Inc.	26,500		1,008,060
Total Energy			15,640,841
Financials - 25.1%
Annaly Capital Management, Inc.	42,900	[2]	764,049
AON Corp.	22,800		1,075,932
Assurant, Inc.	11,700		795,951
Bank of America Corp.	85,300		2,901,053
Bank of New York Mellon Corp.	26,100		1,162,233
BB&T Corp.	49,600	[2]	1,560,912
Capital One Financial Corp.	27,100	[2]	1,304,052
Goldman Sachs Group, Inc.	7,600		1,340,716
Hartford Financial Services Group, Inc.	13,400		952,338
Invesco Ltd.	29,500	[2]	820,985
JPMorgan Chase & Co.	82,300		3,538,900
KeyCorp	41,600	[2]	809,952
Morgan Stanley Co.	19,000		840,370
New York Community Bancorp, Inc.	52,100	[2]	1,069,092
Northern Trust Corp.	19,300		1,466,800
ProLogis	24,300	[2]	1,504,899
Travelers Companies, Inc., The	23,900		1,190,459
UnumProvident Corp.	48,600	[2]	1,170,288
Wells Fargo & Co.	31,900	[2]	879,483
Total Financials			25,148,464

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Health Care - 6.4%
Medco Health Solutions, Inc.*	17,900		867,255
Pfizer, Inc.	64,200		1,242,912
Biogen Idec, Inc.*	18,100	[2]	1,135,775
Boston Scientific Corp.*	38,000		505,020
Invitrogen Corp.*	41,600	[2]	1,911,936
Johnson & Johnson, Co.	12,200		814,228
Total Health Care			6,477,126
Industrials - 8.0%
CNH Global N.V.	26,000	[2]	1,161,940
Cummins, Inc.	9,700		683,074
Eaton Corp.	16,800		1,624,224
Harsco Corp.	11,600		734,512
Ryder System, Inc.	6,100	[2]	447,923
SPX Corp.	5,800		770,704
Terex Corp.*	21,800	[2]	1,555,430
Union Pacific Corp.	12,400		1,020,644
Total Industrials			7,998,451
Information Technology - 8.1%
Corning, Inc.	18,700		$511,258
Hewlett-Packard Co.	35,400		1,665,924
International Business Machines Corp.	13,800		1,786,134
MEMC Electronic Materials, Inc.*	11,000		755,260
Microsoft Corp.	63,700		1,803,984
Sandisk Corp.*	19,600	[2]	554,876
Tyco Electronics Ltd.	26,700		1,071,204
Total Information Technology			8,148,640
Materials - 8.7%
Alcoa, Inc.	17,300		702,207
Celanese Corp.	32,000		1,558,400
E.I. du Pont de Nemours & Co.	26,600	[2]	1,274,406
Eastman Chemical Co.	10,100		773,761
Freeport McMoRan Copper & Gold, Inc., Class B	16,600		1,920,786
Mosaic Co., The*	5,100		639,132
Nucor Corp.	11,100		830,280
Terra Industries, Inc.*	13,100	[2]	571,553
U.S. Steel Corp.	3,000	[2]	518,130
Total Materials			8,788,655
Telecommunication Services - 6.1%
AT&T, Inc.	99,800		3,982,020
FairPoint Communications, Inc.	1		9
Verizon Communications, Inc.	55,100		2,119,697
Total Telecommunication Services			6,101,726
Utilities - 6.2%
American Electric Power Co., Inc.	56,500		2,391,645
Edison International	23,300		1,240,259
Northeast Utilities	42,100	[2]	1,099,231
NRG Energy, Inc.*	12,000	[2]	499,080
Xcel Energy, Inc.	45,900		978,129
Total Utilities			6,208,344
Total Common Stocks (cost $92,479,332)			98,284,667
Other Investment Companies 21.8%[1]
Bank of New York Institutional Cash Reserves Fund, 2.50% [3]	21,669,013		21,669,013
Dreyfus Cash Management Fund, Institutional Class Shares, 2.79%	223,198		223,198
Total Other Investment Companies (cost $21,892,211)			21,892,211
Total Investments - 119.7% (cost $114,371,543)			120,176,878
Other Assets, less Liabilities - (19.7)%			(19,790,264)
Net Assets - 100%			$100,386,614

Systematic Mid Cap Value Fund

May 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.3%
Consumer Discretionary - 11.9%
Advance Auto Parts, Inc.	12,800		$515,840
CBS Corp., Class B	27,200		586,976
DeVry, Inc.	12,500		713,125
Exide Technologies, Inc.*	27,400	[2]	451,826
Fossil, Inc.*	18,800		596,148
Hanesbrands, Inc.*	21,000		693,000
Jack in the Box, Inc.*	200		4,914
Snap-On, Inc.	12,300		761,616
Tupperware Brands Corp.	22,200		850,260
V.F. Corp.	4,100		310,370
Warnaco Group, Inc., The*	19,600	[2]	944,524
Total Consumer Discretionary			6,428,599
Consumer Staples - 8.1%
BJ's Wholesale Club, Inc.*	41,500	[2]	1,638,835
Bunge, Ltd.	4,450	[2]	531,196
Darling International, Inc.*	54,800	[2]	882,828
Flowers Food, Inc.	28,900	[2]	812,957
Molson Coors Brewing Co.	8,750		507,500
Total Consumer Staples			4,373,316
Energy - 9.0%
Cimarex Energy Co.	7,800	[2]	531,492
El Paso Corp.	22,500		439,875
Grey Wolf, Inc.*	75,800	[2]	593,514
Noble Energy, Inc.	17,600		1,715,120
Spectra Energy Corp.	19,100		516,082
Williams Co., Inc.	28,900		1,099,356
Total Energy			4,895,439
Financials - 26.4%
Alleghany Corp.*	3,975	[2]	1,492,612
Annaly Capital Management, Inc.	39,400		701,714
AON Corp.	25,600		1,208,064
Arch Capital Group, Ltd.*	9,200		647,312
Assurant, Inc.	7,800		530,634
BB&T Corp.	22,700	[2]	714,369
Digital Realty Trust, Inc.	17,900		757,170
Health Care REIT, Inc.	10,200	[2]	492,661
Invesco Ltd.	37,000		1,029,710
Mid-America Apartment Communities, Inc.	13,300		744,534
New York Community Bancorp, Inc.	75,500	[2]	1,549,260
Northern Trust Corp.	20,825		1,582,700
Susquehanna Bancshares, Inc.	30,700	[2]	590,975
UnumProvident Corp.	54,100		1,302,728
Washington Federal, Inc.	41,900	[2]	938,141
Total Financials			14,282,584
Health Care - 3.7%
Dentsply International, Inc.	24,000		972,960
Invitrogen Corp.*	21,850	[2]	1,004,226
Total Health Care			1,977,186

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 10.6%
Acuity Brands, Inc.	11,600		617,700
Cooper Industries, Ltd., Class A	10,100		470,963
Eaton Corp.	6,100		589,748
GATX Corp.	10,500		517,755
GrafTech International Ltd.*	17,400		459,360
Harsco Corp.	12,100		766,172
Kansas City Southern*	7,300	[2]	364,708
SPX Corp.	6,000		797,280
Walter Industries, Inc.	12,435		1,159,439
Total Industrials			5,743,125
Information Technology - 8.9%
Ciena Corp.*	25,800	[2]	$788,448
SAIC, Inc.*	42,500		847,025
Semtech Corp.*	42,800		749,856
Tyco Electronics Ltd.	33,700		1,352,044
Check Point Software Technologies Ltd.*	44,500	[2]	1,104,935
Total Information Technology			4,842,308
Materials - 4.6%
Celanese Corp.	25,700		1,251,590
Reliance Steel & Aluminum Co.	13,000		883,610
Terra Industries, Inc.*	8,300		362,129
Total Materials			2,497,329
Telecommunication Services - 3.2%
NTELOS Holdings Corp.	61,700		1,722,664
Utilities - 10.9%
AGL Resources, Inc.	19,900		710,430
American Electric Power Co., Inc.	34,700		1,468,851
Edison International	8,450		449,794
Northeast Utilities	17,600		459,536
NRG Energy, Inc.*	18,100	[2]	752,779
NSTAR	35,100		1,176,903
Xcel Energy, Inc.	42,400		903,544
Total Utilities			5,921,837
Total Common Stocks (cost $49,087,053)			52,684,387
Other Investment Companies - 4.4%[1]
Bank of New York Institutional Cash Reserves Fund, 2.50% [3]	1,019,142		1,019,142
Dreyfus Cash Management Fund, Institutional Class Shares, 2.79%	1,349,442		1,349,442
Total Other Investment Companies (cost $2,368,584)			2,368,584
Total Investments - 101.7% (cost $51,455,637)			55,052,971
Other Assets, less Liabilities - (1.7)%			(908,427)
Net Assets - 100%			$54,144,544

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value	$114,545,922	$8,979,462	($3,348,506)	$5,630,956
Systematic Mid Cap Value	51,491,398	4,009,037	(447,464)	3,561,573

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its May 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of May 31, 2008, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value	$21,088,867	21.0%
Systematic Mid Cap Value	1,001,229	1.8%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The following table is a summary of the inputs used as of May 31, 2008 in valuing the Funds' investments carried at fair value:

	Systematic Value		Systematic Mid Cap Value
Valuation Inputs	Investments in Securities	Other Financial Instruments**	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$120,176,878	—	$55,052,971	—
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$120,176,878	—	$55,052,971	—

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of May 31, 2008	Investments in Securities	Other Financial Instruments**
Systematic Value	$0	$0
Systematic Mid Cap Value	$0	$0

**

Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument. As of May 31, 2008, Systematic Value Fund and Systematic Mid Cap Value Fund did not hold any such investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: July 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: July 11, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: July 11, 2008